Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Numerator - basic and diluted
Net loss		$ (139,089)	$ (122,314)	$ (109,521)
Net loss attributable to common shareholders		(6,863)
Less: Net loss attributable to the noncontrolling interest post Business Combination		$ (60,092)
Denominator - basic and diluted
Weighted-average shares of Class A common shares outstanding - basic (in shares)		54,086,381
Weighted-average shares of Class A common shares outstanding - diluted (in shares)		54,086,381
Loss per share of Class A common stock - basic (in dollars per share)	[1]	$ (0.13)
Loss per share of Class A common stock - diluted (in dollars per share)	[1]	$ (0.13)
Noncontrolling Interest
Numerator - basic and diluted
Less: Net loss attributable to the noncontrolling interest post Business Combination		$ (60,092)
Warehouse
Numerator - basic and diluted
Net loss attributable to common shareholders		$ (72,134)

[1]	Loss per share information has not been presented for periods prior to the Business Combination (as defined in Note 3, Business Combination), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 3, Business Combination for further information. This has been indicated on these statements of operations as “N/M”.